Leases	12 Months Ended
Mar. 31, 2012
Leases

16.    Leases:

NTT Group leases certain office space, employees’ residential facilities and other assets, recorded as either capital leases or operating leases.

Capital Lease—Lessee—

Assets acquired under capital leases at March 31, 2011 and 2012 were as follows:

Class of property	2011	2012
	Millions of yen
Buildings	¥7,365	¥8,339
Machinery, vessels and tools	90,532	91,773
Accumulated depreciation	(53,758)	(57,293)

Total	¥44,139	¥42,819

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2012 are as follows:

Year ending March 31	Millions of yen
2013	¥20,995
2014	15,047
2015	10,701
2016	7,141
2017	3,906
Thereafter	8,073

Total minimum lease payments	65,863
Less—Amount representing interest	(10,235)

Present value of net minimum lease payments	55,628
Less—Current obligation	(18,709)

Long-term capital lease obligations	¥36,919

Operating Lease—Lessee—

Rental expenses under operating leases for land, buildings and equipment for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥204,011 million, ¥204,999 million and ¥223,811 million, respectively.

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2012 are as follows.

Year ending March 31	Millions of yen
2013	¥18,660
2014	15,742
2015	14,458
2016	9,666
2017	1,732
Thereafter	8,545

Total	¥68,803